UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Name of Registrant: Legg Mason Global Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

     Richard M. Wachterman, Esq.
     Legg Mason Wood Walker, Incorporated
     100 Light Street
     Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

Legg Mason
Global Trust, Inc.

June 30, 2005

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Global Trust, Inc.’s semi-annual report for Emerging Markets Trust, Global Income Trust, and International Equity Trust for the six-months ended June 30, 2005.

   The following table summarizes key statistics for each Fund, as of June 30, 2005. For more information about the differences between the Fund share classes included in this report, contact your Legg Mason Financial Advisor.

Total ReturnA

	6 Months	12 Months

Emerging Markets Trust
Primary ClassB	+4.62%	+34.19%
Global Income Trust
Primary Class	+0.12%	+9.13%
International Equity Trust
Primary ClassC	+0.40%	+17.94%
Financial Intermediary Class	+0.79%	+18.77%
Institutional Class	+0.85%	+19.08%

   For each of our Funds, we remind you that historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

July 29, 2005

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	Emerging Markets’ 6-month performance does not reflect its redemption fee, which consists of 2% of proceeds of shares redeemed or exchanged within 1 year of purchase.

C	International Equity’s performance does not reflect its redemption fee. The Fund’s redemption fee consists of 2% of proceeds of shares redeemed or exchanged within 60 days of purchase.

Semi-Annual Report to Shareholders

Expense Example

Emerging Markets Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class shares; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005. The Institutional Class began operations on June 23, 2005, therefore, an expense example is not presented.

Actual Expenses

   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Primary Class
Actual	$1,000.00	$1,046.20	$11.42
Hypothetical (5% return before expenses)	1,000.00	1,013.64	11.23

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the Fund’s Primary Class annualized expense ratio of 2.25% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Emerging Markets Trust

   The graph on the following page compares the Fund’s total return to that of a closely matched broad-based securities market index. The graph illustrates the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Due to the limited operating history of the Institutional Class, a performance graph is not presented. The Institutional Class, which began operations on June 23, 2005, had a total return of -0.18% for the period ended June 30, 2005.
   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+34.19%	+34.19%
Five Years	+38.45%	+6.72%
Life of Class*	+86.39%	+7.09%

* Inception date: May 28, 1996

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	A market-weighted aggregate of 26 individual emerging country indices. The Index takes into account local and market restrictions on share ownership by foreigners. Index returns are for periods beginning May 31, 1996.

Semi-Annual Report to Shareholders

Performance Information

Industry Diversification

June 30, 2005
(Amounts in Thousands)

	% of Net
	Assets	Value

		(000)
Airlines	0.9%	$ 1,367
Auto Components	0.7	1,155
Automobiles	1.3	2,031
Banks	11.4	18,462
Chemicals	2.2	3,502
Communications Equipment	0.5	870
Construction & Engineering	4.0	6,384
Construction Materials	2.8	4,479
Diversified Financials	5.1	8,224
Diversified Telecommunications	1.6	2,495
Educational Programs	0.5	860
Electric Utilities	2.3	3,779
Electronic Equipment & Instruments	3.4	5,465
Food & Drug Retailing	0.2	351
Food Products	1.5	2,466
Hotels & Restaurants	0.8	1,334
Household Durables	0.8	1,359
Industrial Conglomerates	5.4	8,726
Insurance	2.1	3,394
IT Consulting & Services	1.5	2,463
Machinery	1.0	1,628
Marine	0.6	889
Media	1.2	1,915
Metals & Mining	5.9	9,563
Multi-Line Retail	1.0	1,558
Oil & Gas	12.6	20,314
Paper Products	N.M.	1
Pharmaceuticals	2.8	4,595
Real Estate	0.7	1,144
Semiconductor Equipment & Products	12.5	20,255
Specialty Retail	2.2	3,501
Transportation Infrastructure	1.2	1,978
Wireless Telecommunication Services	7.5	12,042
Short-Term Investments	0.6	1,054

Total Investment Portfolio	98.8	159,603
Other Assets Less Liabilities	1.2	1,919

Net Assets	100.0%	$161,522

N.M. — Not meaningful.

Semi-Annual Report to Shareholders

Portfolio of Investments

Emerging Markets Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.2%
Argentina — 0.8%
Telecom Argentina S.A. – ADR	57	$684	A
Tenaris S.A. – ADR	8	603

		1,287

Austria — 0.8%
Raiffeisen International Bank-Holding AG	21	1,353	A

Brazil — 12.1%
All America Latina Logistica (ALL) – preferred shares	20	604
Banco Bradesco S.A. – preferred shares	66	2,326
Banco do Brasil S.A.	9	116
Banco Itau Holding Financeira S.A. – preferred shares	8	1,507
Caemi Mineracao e Metalurgia S.A. – preferred shares	1,214	1,138
Centrais Electricas Brasileiras S.A. (Eletrobras) – preferred shares	11,828	153
Centrais Eletricas de Santa Catarina S.A. – CELESC – preferred shares	1,200	465
Companhia de Concessoes Rodoviarias (CCR)	9	210
Companhia Energetica de Minas Gerais – CEMIG – preferred shares	5,400	171
Companhia Vale do Rio Doce – Certificates of Entitlements	11	N.M.	A,B
Companhia Vale do Rio Doce – preferred shares – ADR	110	2,794
Diagnosticos da America	42	569	A
Itausa – Investimentos Itau S.A. – preferred shares	424	918
Localiza Rent a Car S.A.	100	537
Lojas Renner S.A.	25	394	A
Petroleo Brasileiro S.A. – Petrobras – ADR	140	6,455
Tele Centro Oeste Celular Participacoes S.A. – ADR	14	145
Telemar Norte Leste S.A. – preferred shares	36	861
Tim Participacoes S.A. – ADR	14	215
Votorantim Celulose e Papel S.A. – preferred shares	N.M.	1

		19,579

Semi-Annual Report to Shareholders

	Shares/Par	Value

China — 7.2%
China International Marine Containers (Group) Co., Ltd.	379	$346
China Life Insurance Co., Limited	1,717	1,171	A
China Mobile (Hong Kong) Limited	752	2,800
China Resources Power Holdings Company Limited	590	329
China Shipping Development Company Limited	632	480
China Telecom Corporation Limited	896	320
CNOOC Limited	1,431	852
Dongfang Electrical Machinery Company Limited	344	325
Far East Pharmaceutical Technology Company Limited	4,304	N.M.	A,B
Harbin Power Equipment Company Limited	896	337
Hengan International Group Company Limited	94	65
Kingboard Chemical Holdings Limited	102	324
PetroChina Company Limited	3,364	2,489
Sinopec Zhenhai Refining and Chemical Company Limited	426	403
Tencent Holdings Limited	391	297
Yanzhou Coal Mining Company Limited	669	525
ZTE Corporation	173	515

		11,578

Czech Republic — 0.7%
Zentiva N.V.	30	1,076

Egypt — 0.9%
Orascom Construction Industries (OCI)	25	725
Orascom Telecom Holding SAE – GDR	13	659

		1,384

Hungary — 0.6%
MOL Magyar Olaj-es Gazipari Rt	12	998

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par	Value

India — 4.5%
Crompton Greaves Limited	73	$742
Infosys Technologies Limited	32	1,719
Mahindra & Mahindra Limited	51	659
Reliance Industries Ltd.	54	794
Satyam Computer Services Limited	38	447
Suven Life Sciences Limited	146	299
Tata Consultancy Services	22	668
Transgene Biotek Limited	194	400	A,B
Union Bank of India Limited	357	886
Vijaya Bank Ltd.	497	669

		7,283

Indonesia — 3.5%
PT Astra International Tbk	642	835
PT Bank Central Asia Tbk	850	314
PT Bank Danamon Indonesia Tbk	1,424	737
PT Bank Mandiri	2,627	404
PT Bank Pan Indonesia Tbk	9,709	468
PT Bank Rakyat Indonesia	3,640	1,082
PT Bumi Resources Tbk	9,730	827	A
PT Telekomunikasi Indonesia	1,879	962

		5,629

Israel — 3.3%
Bank Hapoalim Ltd.	302	947
Bank Leumi Le – Israel	346	889
Makhteshim-Agan Industries Ltd.	178	975
NICE Systems Ltd. – ADR	9	355	A
Teva Pharmaceutical Industries Ltd. – ADR	72	2,252

		5,418

Semi-Annual Report to Shareholders

	Shares/Par	Value

Malaysia — 2.5%
Genting Berhad	144	$715
IOI Corporation Berhad	301	832
Malakoff Berhad	204	409
Maxis Communications Berhad	287	732
PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	845	729
Resorts World Berhad	248	619

		4,036

Mexico — 7.0%
America Movil S.A. de C.V.	1,210	3,597
Cemex S.A. de C.V. – ADR	72	3,063
Grupo Bimbo S.A. de C.V.	460	1,323
Grupo Financiero Banorte S.A. de C.V.	237	1,560
Grupo Televisa S.A. – ADR	12	742
Organizacion Soriana S.A. de C.V.	40	165
Urbi, Desarrollos Urbanos, S.A. de C.V.	153	842	A

		11,292

Morocco — 0.4%
Maroc Telecom	68	630

Poland — 1.1%
Polski Koncern Naftowy Orlen S.A.	42	631
TVN S.A.	80	1,173	A

		1,804

Russia — 4.9%
AO VimpelCom – ADR	14	490	A
Gazprom – ADR	44	1,566
Lukoil – ADR	62	2,295
Lukoil – ADR	4	147	C
Mechel Steel Group OAO – ADR	38	968
Mobile Telesystems – ADR	35	1,191

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par	Value

Russia — Continued
Peter Hambro Mining plc	62	$719	A
Vsmpo-Avisma Corporation (VSMPO)	5	556

		7,932

South Africa — 8.9%
ABSA Group Limited	63	777
Aveng Limited	257	477
Edgars Consolidated Stores Limited	19	834
FirstRand Limited	178	370
Foschini Limited	149	879
Impala Platinum Holdings Limited	3	304
Imperial Holdings Limited	73	1,122
JD Group Limited	83	802
Lereko Mobility Proprietary Limited	6	29	A
MTN Group Limited	288	1,910
Sasol Limited	126	3,417
Standard Bank Group Limited	280	2,709
Steinhoff International Holdings Limited	298	688

		14,318

South Korea — 18.7%
CJ Home Shopping	12	921
Display Manufacturing Service Co., Ltd.	30	448	A
Dongbu Insurance Co., Ltd.	118	1,223
Entergisul Co., Ltd.	23	481
GS Engineering & Construction Corp.	55	1,804
Hyundai Department Store Co., Ltd.	22	999
Hyundai Engineering & Construction Co., Ltd.	57	1,543	A
Hyundai Mipo Dockyard Co., Ltd.	7	402
Hyundai Mobis	17	1,156
INTOPS Co., Ltd.	15	358
Kookmin Bank – ADR	13	583
Korea Electric Power Corporation (KEPCO)	54	1,651
LG Corp.	44	1,126
LG International Corporation	52	645
MegaStudy Co., Ltd.	20	860	A

Semi-Annual Report to Shareholders

	Shares/Par	Value

South Korea — Continued
Pohang Iron & Steel Company Ltd. (POSCO)	9	$1,671
Samsung Electronics Co., Ltd.	15	7,294
Samsung Engineering Co., Ltd.	79	1,140
Samsung Heavy Industries Co., Ltd.	97	880
Samsung Securities Co., Ltd.	53	1,422
SFA Engineering Corp.	35	919
Shinhan Financial Group Co., Ltd.	27	698
Woori Finance Holdings Co., Ltd.	103	1,022
Woori Investment & Securities Co., Ltd.	103	1,035

		30,281

Taiwan — 17.9%
AU Optronics Corp.	329	549
AU Optronics Corp. – ADR	9	156
Basso Industry Corp.	81	190
Cathay Financial Holding Co., Ltd.	320	645
China Steel Corporation	611	617
EVA Airways Corp.	2,820	1,367
Formosa Chemicals & Fibre Corporation	528	1,025
Formosa Plastic Corporation	433	708
High Tech Computer Corp.	109	922
Hon Hai Precision Industry Co., Ltd	231	1,200
Hung Poo Real Estate Development Corporation	890	695
King Yuan Electronics Co., Ltd.	857	781
Lite-On Technology Corp.	791	909
MediaTek Incorporation	64	555
Mega Financial Holding Co., Ltd.	1,164	766
Novatek Microelectronics Corp., Ltd.	176	753
Phoenix Precision Technology Corporation	1,675	1,735
Powerchip Semiconductor Corp.	1,323	931
Powertech Technology Inc.	122	383
Radiant Opto-Electronics Corporation	271	898
Siliconware Precision Industries Company	775	763
Siliconware Precision Industries Company – ADR	298	1,463
Taishin Financial Holdings Co., Ltd.	1,310	1,098
Taiwan Cement Corporation	1,386	860

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par	Value

Taiwan — Continued
Taiwan Semiconductor Manufacturing Company	1,990	$3,461
Taiwan Semiconductor Manufacturing Company Ltd. – ADR	78	714
Unimicron Technology Corp.	1,010	831
United Microelectronics Corporation – ADR	56	228	A
United Microelectronics Corporation, Ltd.	1,680	1,220
Vanguard International Semiconductor Corporation	1,262	1,211
Wan Hai Lines Ltd.	411	409
Yuanta Core Pacific Securities Co.	1,082	799

		28,842

Thailand — 0.9%
Krung Thai Bank Public Company Limited	1,688	380
PTT Public Company Limited	201	1,060

		1,440

Turkey — 1.5%
Aksigorta A.S.	85	356
Denizbank A.S.	182	752	A
Efes Sinai Yatirim Holdings A.S.	46	311	A
Is Gayrimenkul Yatirim Ortakligi A.S.	185	302
Tansas Perakende Magazacilik Ticaret A.S.	254	351	A
Turkiye Is Bankasi (Isbank)	54	317

		2,389

Total Common Stock and Equity Interests (Identified Cost — $136,019)		158,549

Repurchase Agreements — 0.6%
Bank of America
3.35%, dated 6/30/05, to be repurchased at $527 on 7/1/05 (Collateral: $545 Fannie Mae discount notes, due 9/14/05, value $541)	$527	527

Semi-Annual Report to Shareholders

	Shares/Par	Value

Repurchase Agreements — Continued

Goldman, Sachs & Company
3.37%, dated 6/30/05, to be repurchased at $527 on 7/1/05 (Collateral: $528 Freddie Mac mortgaged-backed securities, 5.5%, due 1/1/35, value $540)	$527	$527

Total Repurchase Agreements (Identified Cost — $1,054)		1,054

Total Investments — 98.8% (Identified Cost — $137,073)		159,603
Other Assets Less Liabilities — 1.2%		1,919

Net Assets — 100.0%		$161,522

A	Non-income producing.
B	Illiquid security valued at fair value under procedures adopted by the Board of Directors.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.1% of net assets.

N.M. — Not meaningful.

ADR — American Depository Receipt.

GDR — Global Depository Receipt.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Emerging Markets Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $136,019)		$158,549
Short-term securities at value (Identified Cost – $1,054)		1,054
Cash and foreign currencies		2,038
Receivable for fund shares sold		141
Receivable for securities sold		1,984
Dividend and interest income receivable		734
Other assets		40

Total assets		164,540

Liabilities:
Payable for fund shares repurchased	$138
Payable for securities purchased	2,468
Accrued management fees	141
Accrued distribution and service fees	41
Accrued expenses	137
Payable for foreign capital gain taxes	93

Total liabilities		3,018

Net Assets		$161,522

Net assets consist of:

Accumulated paid-in-capital applicable to:
9,306 Primary Class shares outstanding		$121,196
269 Institutional Class shares outstanding		4,551
Undistributed net investment income		997
Accumulated net realized gain on investments		12,334
Unrealized appreciation of investments		22,444	A

Net Assets		$161,522

Net Asset Value Per Share:
Primary Class		$16.87

Institutional Class		$16.87

A	Net of deferred taxes of $93. See Note 1 to the financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Emerging Markets Trust

For the Six Months Ended June 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$2,934
Interest	90
Less foreign tax withheld	(271)

Total income			$2,753

Expenses:
Management fee	765

Distribution and service fees:
Primary Class	764
Audit and legal fees	36
Custodian fee	216
Directors’ fees and expenses	8
Registration fees	19
Reports to shareholders	22
Transfer agent and shareholder servicing expense	92
Other expenses	43

	1,965
Less fees waived	(245)

Total expenses, net of waivers			1,720

Net Investment Income			1,033

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	12,668	A
Foreign currency transactions	(131)

			12,537

Change in unrealized appreciation/(depreciation) of:
Investments, options and futures	(6,892	) B
Assets and liabilities denominated in foreign currencies	(8)

			(6,900)

Net Realized and Unrealized Gain/(Loss) on Investments			5,637

Change in Net Assets Resulting From Operations			$6,670

A	Net of foreign taxes of $146. See Note 1 to the financial statements.

B	Net of deferred foreign taxes of $93. See Note 1 to the financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Emerging Markets Trust

(Amounts in Thousands)

	For the Six	For the Year
	Months Ended	Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:
Net investment income/(loss)	$1,033	$(91)
Net realized gain on investments and foreign currency transactions	12,537	18,633
Change in unrealized appreciation/(depreciation) of investments and assets and liabilities denominated in foreign currencies	(6,900)	4,836

Change in net assets resulting from operations	6,670	23,378

Distributions to shareholders from net realized gain on investments:
Primary Class	(5,446)	(7,822)
Institutional Class	—	—
Change in net assets from Fund share transactions
Primary Class	9,912	34,076
Institutional Class	4,551	—

Change in net assets	15,687	49,632

Net Assets:
Beginning of period	145,835	96,203

End of period	$161,522	$145,835

Undistributed net investment income/(loss)	$997	$(36)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Emerging Markets Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004		2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$16.70		$14.69		$8.64		$10.08		$9.74		$14.00

Investment operations:
Net investment income/(loss)	.11	A	(.01	) A	.05	A	(.03	) A	(.05	) A	(.18	) A
Net realized and unrealized gain/(loss) on investments, options, futures and foreign currency transactions	.64		2.98		6.00		(1.41)		.39		(4.07)

Total from investment operations	.75		2.97		6.05		(1.44)		.34		(4.25)

Distributions:
From net investment income	—		—		—		—		—		(.01)
From net realized gain on investments	(.58)		(.96)		—		—		—		—

Total distributions	(.58)		(.96)		—		—		—		(.01)

Net asset value, end of period	$16.87		$16.70		$14.69		$8.64		$10.08		$9.74

Ratios/supplemental data:
Total return	4.62	%B	20.51%		70.26%		(14.29)%		3.49%		(30.35)%
Expenses to average net assets	2.25	%A,C	2.31	% A	2.50	% A	2.50	% A	2.50	% A	2.50	% A
Net investment income/(loss) to average net assets	1.35	%A,C	(.08	)% A	.40	% A	(.17	)% A	(.36	)% A	(1.19	)% A
Portfolio turnover rate	67.8	%B	149.1%		169.2%		77.6%		64.5%		100.5%
Net assets, end of period (in thousands)	$156,979		$145,835		$96,203		$51,861		$66,647		$74,868

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.25% until April 30, 2006. Prior to April 1, 2004, the voluntary expense limitation was 2.50% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2005, 2.57%; and for the years ended December 31, 2004, 2.62%; 2003, 2.99%; 2002, 2.96%; 2001, 2.83%; and 2000, 2.58%.

B	Not annualized.
C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	Period Ended
	June 30, 2005D

Net asset value, beginning of period	$16.90

Investment operations:
Net investment income	.01	E
Net realized and unrealized gain/(loss) on investments, options, futures and foreign currency transactions	(.04)

Total from investment operations	(.03)

Net asset value, end of period	$16.87

Ratios/supplemental data:
Total return	(.18	)%B
Expenses to average net assets	1.25	%C,E
Net investment income/(loss) to average net assets	1.71	%C,E
Portfolio turnover rate	67.8	%B
Net assets, end of period (in thousands)	$4,543

D	For the period June 23, 2005 (commencement of operations) to June 30, 2005.

E	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.25% until April 30, 2006. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been 1.45%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Global Income Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Primary Class:
Actual	$1,000.00	$1,001.20	$6.95
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.40% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Global Income Trust

   The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+9.13%	+9.13%
Five Years	+35.04%	+6.19%
Ten Years	+55.33%	+4.50%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. This graph is provided for illustrative purposes only due to the lack of operating history of the new benchmark: The Lehman Global Aggregate Bond Index.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	This index provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with dollar-denominated versions of the Pan-European Index and the Asian-Pacific Aggregate Index. The Index also includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144a bonds. The Index hedges the currency back to 50% in dollars and leaves 50% in local currency. Returns are for periods beginning January 1, 1999.

Semi-Annual Report to Shareholders

Portfolio Composition (as of June 30, 2005)

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C	Standard & Poor’s Ratings Services provides capital markets with credit ratings for the evaluation and assessment of credit risk.

Semi-Annual Report to Shareholders

Portfolio of Investments

Global Income Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Rate	Maturity Date	ParA	Value

Long-Term Securities — 96.8%
Australian Dollar — 3.0%
Government Obligations — 3.0%
Commonwealth of Australia	5.250%	8/15/10	940	$720
Commonwealth of Australia	6.500%	5/15/13	400	331
Queensland Treasury Corp.	6.000%	6/14/11	410	324

Total Australian Dollar				1,375

British Sterling — 4.7%
Corporate Bonds and Notes — 2.7%
Auto Parts and Equipment — 0.3%
GKN Holdings plc	6.750%	10/28/19	67	125

Banks — 0.2%
Royal Bank of Scotland plc	6.200%	3/29/49	50	100

Diversified Financial Services — 1.5%
Annington Finance No. 4	8.070%	1/10/23	80	184
Company Operative Bank plc	5.875%	4/2/19	50	93
Investec plc	7.750%	3/1/16	48	93
Irish Nationwide Building Society	5.875%	12/15/08	50	93
Mellon Funding Corporation	6.375%	11/8/11	96	187

				650

Insurance — 0.4%
Bupa Finance plc	6.125%	9/16/20	45	83
Royal & Sun Alliance Insurance Group plc	8.500%	7/29/49	53	110

				193

Investment Banking/ Brokerage — 0.1%
The Bear Stearns Companies Inc.	5.125%	1/20/10	20	36

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

British Sterling — Continued
Special Purpose — 0.2%
Dignity Finance plc	8.151%	12/31/31	40	$95

Total Corporate Bonds and Notes				1,199

Government Obligations — 2.0%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	50	129
United Kingdom Treasury Stock	5.000%	9/7/14	12	23
United Kingdom Treasury Stock	4.750%	9/7/15	410	770

				922

Total British Sterling				2,121

Canadian Dollar — 0.8%
Government Obligations — 0.8%
Canadian Real Return Bond	4.000%	12/1/31	292	342	B

Euro — 17.5%
Corporate Bonds and Notes — 4.8%
Banking and Finance — 0.4%
Banco Bradesco S.A.	8.000%	4/15/14	50	67
General Motors Acceptance Corporation	4.750%	9/14/09	105	116

				183

Banks — 0.8%
HSBC Capital Funding	5.130%	12/29/49	80	106
Lloyds Bank plc	4.385%	5/29/49	201	251

				357

Containers and Packaging — 0.1%
Clondalkin Industries B.V.	8.000%	3/15/14	37	47	C

Portfolio of Investments — Continued

Global Income Trust — Continued

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

Euro — Continued
Diversified Financial Services — 0.7%
HBOS plc	5.125%	10/29/49	100	$132
ING Groep N.V.	4.176%	6/8/49	108	132
Legal & General Group plc	4.000%	6/8/25	57	70

				334

Insurance — 0.3%
Aviva plc	5.700%	9/29/49	100	138

Investment Management — 0.5%
AIB UK 1 LP	4.781%	12/17/49	183	220	D

Manufacturing (Diversified) — 0.8%
Samsonite Corporation	6.499%	6/1/10	25	31	D
Tyco International Group S.A.	6.125%	4/4/07	260	333

				364

Media — 0.1%
Central European Media Enterprises Ltd.	7.647%	5/15/12	50	62	C,D

Pharmaceuticals — 0.3%
Glaxosmithkline Capital plc	4.000%	6/16/25	102	122

Special Purpose — 0.8%
Ahold Finance USA, Inc.	5.875%	3/14/12	55	71
Eco-Bat Finance Ltd.	10.125%	1/31/13	20	28	C
UBS Preferred Funding	4.280%	4/29/49	177	223	D
Valentia Telecommunications Limited	7.250%	8/15/13	17	22

				344

Total Corporate Bonds and Notes				2,171

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

Asset-Backed Securities — N.M.
First Italian Auto Transaction SPA-7	2.426%	7/1/08	1	$1	D

Government Obligations — 12.7%
Federal Republic of Germany	4.250%	1/4/14	1,020	1,348
Kingdom of Belgium	5.000%	3/28/35	880	1,308
Republic of Austria	5.000%	7/15/12	1,100	1,510	C
Republic of France	5.000%	10/25/11	1,150	1,574

				5,740

Total Euro				7,912

Hungarian Forint — 1.0%
Government Obligations — 1.0%
Republic of Hungary	8.250%	10/12/09	42,500	222
Republic of Hungary	8.000%	2/12/15	42,910	235

Total Hungarian Forint				457

Japanese Yen — 0.8%
Government Obligations — 0.8%
Government of Japan	2.400%	6/20/24	38,000	377

Norwegian Krone — 0.8%
Government Obligations — 0.8%
Kingdom of Norway	6.500%	5/15/13	1,860	346

Polish Zloty — 2.9%
Government Obligations — 2.9%
Government of Poland	6.000%	5/24/09	1,935	606
Government of Poland	5.000%	10/24/13	900	276
Government of Poland	6.250%	10/24/15	1,220	412

Total Polish Zloty				1,294

Portfolio of Investments — Continued

Global Income Trust — Continued

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

Swedish Krona — 1.9%
Corporate Bonds and Notes — 1.9%
Banking and Finance — 1.9%
AB Spintab	6.000%	4/20/09	6,000	$867

United States Dollar — 63.4%
Corporate Bonds and Notes — 22.4%
Aerospace/Defense — 0.4%
Northrop Grumman Corporation	4.079%	11/16/06	35	35
Systems 2001 Asset Trust	6.664%	9/15/13	125	136	C

				171

Apparel — N.M.
Oxford Industries, Inc.	8.875%	6/1/11	10	11

Auto Parts and Equipment — N.M.
Visteon Corporation	8.250%	8/1/10	10	9

Banking and Finance — 2.8%
Boeing Capital Corporation	5.750%	2/15/07	280	288
Ford Motor Credit Company	7.375%	10/28/09	420	410
Ford Motor Credit Company	7.375%	2/1/11	50	49
General Motors Acceptance Corporation	5.625%	5/15/09	410	384
HSBC Finance Corporation	8.000%	7/15/10	50	57
HSBC Finance Corporation	7.000%	5/15/12	80	91

				1,279

Banks — 0.6%
Bank of America Corporation	7.400%	1/15/11	80	92
Bank One Corporation	5.900%	11/15/11	180	194

				286

Cable — 1.4%
Comcast Cable Communications, Inc.	6.750%	1/30/11	155	171
Comcast Corporation	6.500%	1/15/15	155	173

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued Corporate Bonds and Notes — Continued
Cable — Continued
Cox Communications, Inc.	7.125%	10/1/12	195	$219
CSC Holdings Inc.	7.625%	4/1/11	1	1
CSC Holdings Inc.	7.875%	2/15/18	20	20
CSC Holdings Inc.	7.625%	7/15/18	3	3
DirectTV Holdings	6.375%	6/15/15	10	10	C
EchoStar DBS Corporation	6.350%	10/1/08	23	23	D
Rogers Cable Inc.	6.750%	3/15/15	10	10

				630

Casino Resorts — 0.3%
Caesars Entertainment, Inc.	8.125%	5/15/11	7	8
Caesars Entertainment, Inc.	7.000%	4/15/13	8	9
Harrah’s Operating Company, Inc.	7.875%	12/15/05	30	30
Inn of The Mountain Gods Resort and Casino	12.000%	11/15/10	10	12
MGM MIRAGE	8.500%	9/15/10	20	22
MGM MIRAGE	6.750%	9/1/12	20	21
Premier Entertainment Biloxi LLC	10.750%	2/1/12	10	10
Station Casinos, Inc.	6.000%	4/1/12	10	10

				122

Chemicals — 0.2%
FMC Corporation	10.250%	11/1/09	8	9
IMC Global Inc.	11.250%	6/1/11	20	22
Lyondell Chemical Company	9.625%	5/1/07	3	3
MacDermid, Incorporated	9.125%	7/15/11	24	26
Rhodia S.A.	10.250%	6/1/10	20	21
Westlake Chemical Corporation	8.750%	7/15/11	10	11

				92

Coal — N.M.
Peabody Energy Corporation	6.875%	3/15/13	18	19

Portfolio of Investments — Continued

Global Income Trust — Continued

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued Corporate Bonds and Notes — Continued
Computer Services and Systems — 0.3%
Electronic Data Systems Corporation	7.125%	10/15/09	110	$118

Containers and Packaging — N.M.
Cascades Inc.	7.250%	2/15/13	7	7	E

Diversified Financial Services — 0.5%
Citigroup Inc.	4.125%	2/22/10	240	239

Electric — 1.5%
Duke Energy Corporation	3.750%	3/5/08	200	198
Empresa Nacional de Electricidad S.A.	8.350%	8/1/13	20	23
FirstEnergy Corp.	6.450%	11/15/11	190	208
FirstEnergy Corp.	7.375%	11/15/31	70	85
Orion Power Holdings, Inc.	12.000%	5/1/10	6	7
The AES Corporation	8.750%	6/15/08	6	6
The AES Corporation	9.500%	6/1/09	17	19
The AES Corporation	8.875%	2/15/11	7	8
The AES Corporation	8.750%	5/15/13	65	73	C
The Cleveland Electric Illuminating Company	5.650%	12/15/13	40	42

				669

Energy — 1.1%
Calpine Generating Company, LLC	11.500%	4/1/11	6	5
Pacific Gas and Electric Company	3.600%	3/1/09	330	322
Reliant Energy Inc.	6.750%	12/15/14	20	20
TXU Corp.	6.550%	11/15/34	140	138	C

				485

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued Corporate Bonds and Notes — Continued
Environmental Services — 0.7%
Waste Management, Inc.	6.875%	5/15/09	275	$298

Food, Beverage and Tobacco — 1.5%
Altria Group, Inc.	5.625%	11/4/08	120	125
Altria Group, Inc.	7.000%	11/4/13	160	179
Kraft Foods Inc.	5.250%	6/1/07	50	51
Kraft Foods Inc.	4.125%	11/12/09	120	119
Kraft Foods Inc.	6.250%	6/1/12	120	132
Sara Lee Corporation	6.250%	9/15/11	40	43
Sara Lee Corporation	3.875%	6/15/13	20	18

				667

Funeral Parlors and Cemeteries — N.M.
Service Corporation International	7.000%	6/15/17	10	10	C

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	4/1/12	8	9

Gas and Pipeline Utilities — 1.3%
Dynegy Holdings Inc.	8.750%	2/15/12	70	76
Southern Natural Gas Company	8.875%	3/15/10	105	115
Southern Natural Gas Company	8.000%	3/1/32	49	56
The Williams Companies, Inc.	7.125%	9/1/11	270	292
The Williams Companies, Inc.	8.750%	3/15/32	50	60

				599

Health Care — 0.1%
Tenet Healthcare Corporation	6.500%	6/1/12	20	19
Tenet Healthcare Corporation	9.875%	7/1/14	10	11

				30

Homebuilding — N.M.
Schuler Homes, Inc.	9.375%	7/15/09	4	4

Portfolio of Investments — Continued

Global Income Trust — Continued

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued Corporate Bonds and Notes — Continued
Insurance — N.M.
Xl Capital Ltd.	5.250%	9/15/14	20	$20

Investment Banking/ Brokerage — 0.7%
J.P. Morgan Chase & Co.	5.750%	1/2/13	170	182
Lehman Brothers Holdings Inc.	4.000%	1/22/08	30	30
Lehman Brothers Holdings Inc.	7.000%	2/1/08	100	107

				319

Lodging/Hotels — N.M.
Hilton Hotels Corporation	7.625%	5/15/08	4	5
Host Marriott Corporation	7.875%	8/1/08	2	2
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	5	5

				12

Machinery — N.M.
Case New Holland Inc.	9.250%	8/1/11	2	2	C
Grant Prideco, Inc.	9.000%	12/15/09	8	9

				11

Manufacturing (Diversified) — 0.4%
Tyco International Group S.A.	6.125%	11/1/08	100	106	E
Tyco International Group S.A.	6.375%	10/15/11	85	93	E

				199

Media — 2.3%
Lamar Media Corporation	7.250%	1/1/13	19	20
SBC Communications Inc.	5.100%	9/15/14	30	31
Time Warner Inc.	6.150%	5/1/07	835	864
Time Warner Inc.	6.875%	5/1/12	5	5
Time Warner Inc.	7.625%	4/15/31	100	125

				1,045

Medical Care Facilities — 0.8%
DaVita, Inc.	7.250%	3/15/15	40	41	C
HCA, Inc.	7.250%	5/20/08	20	21

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued Corporate Bonds and Notes — Continued
HCA, Inc.	5.250%	11/6/08	55	$55
HCA, Inc.	5.750%	3/15/14	240	239
Health Care REIT, Inc.	8.000%	9/12/12	11	13

				369

Medical Products — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	22	23	F

Oil and Gas — 1.1%
AmeriGas Partners, L.P.	7.250%	5/20/15	10	10	C
Chesapeake Energy Corporation	7.500%	9/15/13	10	11
Chesapeake Energy Corporation	6.250%	1/15/18	10	10	C
El Paso Corporation	7.800%	8/1/31	17	17
El Paso Corporation	7.750%	1/15/32	100	97
El Paso Natural Gas Company	8.375%	6/15/32	62	72
Gazprom OAO	9.625%	3/1/13	10	12	C,E
Plains Exploration & Production Company	7.125%	6/15/14	10	11
Pride International, Inc.	7.375%	7/15/14	20	22
Suburban Propane Partners LP	6.875%	12/15/13	20	19	C
Western Oil Sands Inc.	8.375%	5/1/12	27	31	E
XTO Energy, Inc.	7.500%	4/15/12	145	167

				479

Paper and Forest Products — 0.4%
Georgia-Pacific Corp.	8.875%	2/1/10	5	6
Georgia-Pacific Corp.	9.500%	12/1/11	5	6
Georgia-Pacific Corp.	7.700%	6/15/15	3	3
Weyerhaeuser Company	6.125%	3/15/07	141	145

				160

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Company	5.750%	10/1/11	90	96
Omnicare, Inc.	8.125%	3/15/11	14	15

				111

Portfolio of Investments — Continued

Global Income Trust — Continued

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued Corporate Bonds and Notes — Continued
Publishing — N.M.
Sun Media Corporation	7.625%	2/15/13	5	$5	E

Real Estate — 0.1%
Forest City Enterprises, Inc.	6.500%	2/1/17	6	6
Ventas Realty, LP	8.750%	5/1/09	10	11
Ventas Realty, LP	6.750%	6/1/10	10	10	C
Ventas Realty, LP	7.125%	6/1/15	10	11	C

				38

Retail — 0.4%
Toys “R” Us, Inc.	7.375%	10/15/18	22	18
Wal-Mart Stores, Inc.	6.875%	8/10/09	160	176

				194

Special Purpose — 1.5%
Devon Financing Corporation ULC	6.875%	9/30/11	260	291
DI Finance Corporation	9.500%	2/15/13	10	9
Qwest Capital Funding, Inc.	7.750%	2/15/31	20	17
Sensus Metering Systems Inc.	8.625%	12/15/13	10	9	C
Sprint Capital Corporation	6.000%	1/15/07	165	169
Sprint Capital Corporation	7.625%	1/30/11	50	57
Sprint Capital Corporation	8.375%	3/15/12	100	121

				673

Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/12	10	10
Cincinnati Bell Inc.	7.250%	7/15/13	20	21

				31

Telecommunications (Cellular/Wireless) — 0.8%
AT&T Wireless Services Inc.	7.500%	5/1/07	305	323
Nextel Communications, Inc.	7.375%	8/1/15	20	22
Rogers Wireless Communications Inc.	6.375%	3/1/14	10	10	E

				355

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

United States Dollar — Continued Corporate Bonds and Notes — Continued
Transportation — 0.4%
Delta Air Lines, Inc.	6.718%	7/2/24	83	$87
Horizon Lines, LLC	9.000%	11/1/12	14	15	C
Kansas City Southern Railway	9.500%	10/1/08	29	31
OMI Corporation	7.625%	12/1/13	10	10
Teekay Shipping Corporation	8.875%	7/15/11	22	25	E

				168

Utilities — 0.3%
United Utilities plc	6.450%	4/1/08	130	137	E

Total Corporate Bonds and Notes				10,103

Mortgage-Backed Securities — 0.1%
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.867%	12/15/16	3,378	39	C,G1

U.S. Government and Agency Obligations — 27.9%
United States Treasury Bonds	6.250%	5/15/30	540	703
United States Treasury Bonds	5.375%	2/15/31	190	224
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,633	1,593	B
United States Treasury Inflation-Protected Security	2.000%	7/15/14	609	627	B
United States Treasury Notes	3.000%	11/15/07	6,800	6,701
United States Treasury Notes	3.625%	6/15/10	2,450	2,440
United States Treasury Notes	4.000%	2/15/15	340	341

Total U.S. Government and Agency Obligations				12,629

U.S. Government Agency Mortgage-Backed Securities — 7.0%
Fannie Mae	4.000%	12/1/20	100	98	H
Fannie Mae	6.500%	7/1/29	163	169
Fannie Mae	6.500%	12/1/30	400	414	H
Fannie Mae	5.000%	12/1/35	300	300	H
Fannie Mae	5.500%	12/1/35	100	101	H
Fannie Mae	6.000%	12/1/35	800	820	H
Freddie Mac	6.500%	8/1/29	209	217

Portfolio of Investments — Continued

Global Income Trust — Continued

Semi-Annual Report to Shareholders

	Rate	Maturity Date	ParA	Value

U.S. Government Agency Mortgage-Backed Securities — Continued
Government National Mortgage Association	7.000%	8/15/28	15	$16
Government National Mortgage Association	6.500%	10/15/31	509	533
Government National Mortgage Association	6.000%	11/15/32	179	185
Government National Mortgage Association	5.000%	12/1/36	300	302	H

Total U.S. Government Agency Mortgage-Backed Securities				3,155

Foreign Government Obligations — 5.8%
Federative Republic of Brazil	14.500%	10/15/09	140	182	E
Federative Republic of Brazil	12.000%	4/15/10	70	85	E
Federative Republic of Brazil	4.313%	4/15/12	49	48	D,E
Federative Republic of Brazil	4.313%	4/15/12	66	63	D,E
Federative Republic of Brazil	8.000%	4/15/14	90	92	E
Federative Republic of Brazil	8.000%	4/15/14	21	22	E
Federative Republic of Brazil	11.000%	8/17/40	104	125	E
Republic of Bulgaria	8.250%	1/15/15	99	124	C,E
Republic of Colombia	10.500%	7/9/10	30	36	E
Republic of Colombia	11.750%	2/25/20	65	85	E
Republic of Panama	10.750%	5/15/20	60	81	E
Republic of Panama	9.375%	1/16/23	30	37	E
Republic of Peru	5.000%	3/7/17	45	43	E,I
Republic of Peru	5.000%	3/7/17	60	57	C,E,I
Republic of Peru	8.750%	11/21/33	40	45	E
Russian Federation	8.250%	3/31/10	10	11	E
Russian Federation	5.000%	3/31/30	550	614	E,I
United Mexican States	8.375%	1/14/11	160	186	E
United Mexican States	8.300%	8/15/31	100	125	E
United Mexican States	7.500%	4/8/33	481	552	E

Total Foreign Government Obligations				2,613

Preferred Stocks — 0.2%
Fannie Mae	7.000%		2shs	100	D

Semi-Annual Report to Shareholders

	ParA		Value

Warrants — N.M.
AT&T Latin America Corporation	18wts		$0

Total United States Dollar			28,639

Total Long-Term Securities (Identified Cost — $42,574)			43,730

Short-Term Securities — 0.2%
Options Purchased — 0.2%J
LIBOR Futures Call, September 2005, Strike Price GBP 93.25	23	K	91
U.S. Treasury Note Futures Call, July 2005, Strike Price $101.45	30	K	0.1

Total Short-Term Securities (Identified Cost — $56)			91

Total Investments — 97.0% (Identified Cost — $42,630)			$43,821
Other Assets Less Liabilities — 3.0%			1,369

Net Assets — 100.0%			$45,190

Portfolio of Investments — Continued

Global Income Trust — Continued

Semi-Annual Report to Shareholders

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedJ
Bundesobligation Futures	September 2005	10	$12
Eurodollar Futures	September 2005	31	(31)
U.S. Treasury Note Futures	September 2005	2	1

			$(18)

Futures Contracts WrittenJ
LIBOR Futures	September 2005	18	(18)
U.S. Treasury Note Futures	September 2005	8	3
U.S. Treasury Note Futures	September 2005	19	(8)

			$(23)

Options WrittenJ
Federal Funds Futures Call, Strike Price $101.41	July 2005	100,000	N.M.

A	Securities are grouped by the currencies in which they were issued, and the par values are also in the issuance currency. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

B	Inflation-Protected Security — A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5.3% of net assets.
D	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the Euro Interbank Offered Rate (“EURIBOR”) Index. The coupon rates are as of June 30, 2005.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.
F	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.

G	Stripped Security — Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest.
H	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

I	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
J	Options and futures are described in more detail in the notes to financial statements.

K	Par represents actual number of contracts.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Global Income Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost – $42,575)			$43,731
Short-term securities at value (Identified Cost – $56)			91
Cash and foreign currencies			2,658
Receivable for fund shares sold			35
Receivable for securities sold			3,169
Interest income receivable			575
Other assets			16

Total assets			50,275

Liabilities:
Payable for fund shares repurchased	$46
Payable for securities purchased	4,923
Payable for futures variation margin	41
Accrued management fees	12
Accrued distribution and service fees	19
Options written (Proceeds —A)	—	A
Accrued expenses	44

Total liabilities			5,085

Net Assets			$45,190

Net assets consist of:

Accumulated paid-in-capital applicable to:
4,961 Primary Class shares outstanding			$46,627
Under/(over) distributed net investment income			906
Accumulated net realized loss on investments, options, futures and foreign currency transactions			(3,725)
Unrealized appreciation of investments, options, futures and foreign currency translations			1,382

Net Assets			$45,190

Net Asset Value Per Share:
Primary Class			$9.11

A	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Global Income Trust

For the Six Months Ended June 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest	$1,014
Dividends	3

Total income			$1,017

Expenses:
Management fee	170
Distribution and service fees	170
Audit and legal fees	29
Custodian fee	38
Directors’ fees and expenses	6
Registration fees	9
Reports to shareholders	22
Transfer agent and shareholder servicing expense	26
Other expenses	9

	479
Less: Fees waived	(162)
Compensating balance credits	—	A

Total expenses, net of waivers and compensating balance credits			317

Net Investment Income			700

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	495
Futures	11
Foreign currency transactions	(22)

			484

Change in unrealized appreciation/(depreciation) of:
Investments, options and futures	(1,124)
Assets and liabilities denominated in foreign currencies	(11)

			(1,135)

Net Realized and Unrealized Gain/(Loss) on Investments			(651)

Change in Net Assets Resulting From Operations			$49

A	Amounts less than $1.

N.M. — Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Global Income Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:
Net investment income	$700	$1,220
Net realized gain/(loss) on investments, options, futures and foreign currency transactions	484	3,347
Change in unrealized appreciation/(depreciation) of investments, options, futures, and assets and liabilities denominated in foreign currencies	(1,135)	(1,038)

Change in net assets resulting from operations	49	3,529
Distributions to shareholders from net investment income	(602)	(1,215)
Change in net assets from Fund share transactions	275	(1,296)

Change in net assets	(278)	1,018

Net Assets:
Beginning of period	45,468	44,450

End of period	$45,190	$45,468

Under/(over) distributed net investment income	$906	$808

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Global Income Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months		Years Ended December 31,
	Ended
	June 30,
	2005		2004		2003		2002		2001	2000

	(Unaudited)
Net asset value, beginning of period	$9.22		$8.74		$8.63		$8.10		$8.25	$9.28

Investment operations:
Net investment income	.14A		.23A		.28A		.30A		.39	.50A
Net realized and unrealized
gain/(loss) on investments,
options, futures and
foreign currency transactions	(.13)		.49		.61		.53		(.19)	(.97)

Total from investment operations	.01		.72		.89		.83		.20	(.47)

Distributions:
From net investment income	(.12)		(.24)		(.78)		(.30)		(.15)	—
Tax return of capital	—		—		—		—		(.20)	(.56)

Total distributions	(.12)		(.24)		(.78)		(.30)		(.35)	(.56)

Net asset value, end of period	$9.11		$9.22		$8.74		$8.63		$8.10	$8.25

Ratios/supplemental data:
Total return	.12	%B	8.39%		10.45%		10.51%		2.47%	(5.02)%
Expenses to average net assets	1.40	%A,C	1.53	% A	1.90	% A	1.90	% A	1.90%	1.90	% A
Net investment income to average net assets	3.09	%A,C	2.72	% A	2.83	% A	3.70	% A	4.23%	6.48	% A
Portfolio turnover rate	102.3	%B	245.2%		198.4%		141.0%		263.2%	189.9%
Net assets, end of period (in thousands)	$45,190		$45,468		$44,450		$41,450		$43,609	$57,238

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.40% until April 30, 2006. Prior to April 1, 2004, the voluntary expense limitation was 1.90% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2005, 2.11%; and for the years ended December 31, 2004, 2.18%; 2003, 2.32%; 2002, 2.18%; and 2000, 1.98%.

B	Not annualized.
C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

International Equity Trust

   As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2005, and held through June 30, 2005.

Actual Expenses

   The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

Expense Example — Continued

Semi-Annual Report to Shareholders

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/05	6/30/05	1/1/05 to 6/30/05

Primary Class:
Actual	$1,000.00	$1,004.00	$10.43
Hypothetical (5% return before expenses)	1,000.00	1,014.38	10.49

Financial Intermediary Class:
Actual	$1,000.00	$1,007.90	$6.72
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76

Institutional Class:
Actual	$1,000.00	$1,008.50	$4.98
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 2.10%, 1.35% and 1.00% for the Primary Class, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

International Equity Trust

   The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Financial Intermediary or Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

   Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+17.94%	+17.94%
Five Years	+5.09%	+1.00%
Ten Years	+56.37%	+4.57%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	An unmanaged index based on share prices of approximately 1,100 companies listed on stock exchanges around the world. Twenty countries are included in the Index’s portfolio.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+18.77%	+18.77%
Life of Class*	+58.41%	+24.19%

* Inception date: May 16, 2003

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning April 30, 2003.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2005

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+19.08%	+19.08%
Five Years	+10.34%	+1.99%
Life of Class*	+13.51%	+1.79%

* Inception date: May 5, 1998

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning April 30, 1998.

Semi-Annual Report to Shareholders

Performance Information — Continued

Industry Diversification

June 30, 2005
(Amounts in Thousands)

	% of Net
	Assets	Value

		(000)
Aerospace & Defense	0.9%	$ 1,991
Airlines	0.9	1,904
Auto Components	1.6	3,687
Automobiles	2.2	4,999
Banks	15.5	34,836
Beverages	3.1	6,930
Building Products	1.9	4,362
Chemicals	2.8	6,278
Commercial Services & Supplies	1.0	2,264
Construction & Engineering	2.7	5,917
Construction Materials	1.1	2,471
Diversified Financials	4.7	10,478
Diversified Telecommunications	5.3	11,950
Electric Utilities	2.6	5,958
Electrical Equipment & Instruments	2.0	4,469
Food & Drug Retailing	0.8	1,882
Food Products	0.4	846
Health Care Equipment & Supplies	0.5	1,230
Health Care Providers & Services	1.1	2,492
Hotels, Restaurants & Leisure	1.5	3,284
Household Durables	1.9	4,234
Industrial Conglomerates	0.7	1,617
Insurance	3.8	8,647
IT Consulting & Services	1.8	4,118
Machinery	2.9	6,507
Marine	0.6	1,334
Media	1.6	3,586
Metals & Mining	3.0	6,750
Multi-Line Retail	0.2	513
Multi-Line Utilities	1.4	3,147
Office Electronics	1.9	4,278
Oil & Gas	9.3	20,971
Pharmaceuticals	6.2	14,003
Real Estate	1.8	3,991
Semiconductor Equipment & Products	1.2	2,728
Specialty Retail	1.3	2,878
Tobacco	1.4	3,065
Trading Companies & Distributors	2.3	5,263
Transportation Infrastructure	0.8	1,713
Wireless Telecommunication Services	1.7	3,738
Short-Term Investments	2.0	4,399

Total Investment Portfolio	100.4	225,708
Other Assets Less Liabilities	(0.4)	(856)

Net Assets	100.0%	$224,852

Semi-Annual Report to Shareholders

Portfolio of Investments

International Equity Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.4%
Australia — 2.6%
BHP Billiton Limited	88	$1,221
Commonwealth Bank of Australia	16	471
DB RREEF Trust	750	779
Leighton Holdings Limited	132	1,155
Promina Group Limited	79	283
QBE Insurance Group Limited	153	1,862

		5,771

Austria — 0.8%
OMV AG	4	1,828

Belgium — 0.9%
Dexia	43	951
Fortis	35	975

		1,926

Canada — 3.3%
Canadian National Railway Company	10	570
Canadian Natural Resources Ltd.	28	1,013
Canadian Pacific Railway Limited	13	449
Husky Energy Inc.	21	814
National Bank of Canada	16	705
Sun Life Financial Inc.	24	807
Talisman Energy Inc.	14	524
Teck Cominco Limited	32	1,074
Telus Corporation	15	537
The Toronto-Dominion Bank	21	917

		7,410

Finland — 1.9%
Elisa Oyj	42	649
Sampo Oyj	66	1,029
TietoEnator Oyj	38	1,171

Semi-Annual Report to Shareholders

	Shares/Par	Value

Finland — Continued
Wartsila Corporation	36	$1,027
YIT – Yhtyma Oji (YIT)	15	511

		4,387

France — 10.4%
Atos Origin S.A.	23	1,451	A
BNP Paribas S.A.	37	2,508
Cap Gemini S.A.	47	1,497	A
CNP Assurances	11	704
Compagnie de Saint-Gobain	36	2,019
Compagnie Generale des Etablissements Michelin	12	724
France Telecom S.A.	79	2,305
Pernod Ricard S.A.	5	718
Sanofi-Aventis	40	3,242
Societe BIC S.A.	10	605
Societe Generale	17	1,699
TotalFinaElf S.A.	9	2,190
Vallourec S.A.	7	2,012
Vinci S.A.	21	1,763

		23,437

Germany — 6.5%
BASF AG	26	1,755
Celesio (Gehe) AG	17	1,347
Continental AG	20	1,473
Deutsche Bank AG	20	1,530
Deutsche Telekom AG	124	2,291
E.ON AG	26	2,309
Fresenius AG – preferred shares	10	1,145
RWE AG	33	2,117
Schering AG	10	634

		14,601

Greece — 0.4%
OPAP S.A. (Greek Organization of Football Prognostics)	35	1,006

Portfolio of Investments — Continued

International Equity Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par	Value

Hong Kong — 1.0%
Esprit Holdings Limited	90	$652
Hang Lung Group Limited	315	555
Kerry Properties Limited	224	502
Swire Pacific Limited	60	526

		2,235

India — 0.8%
Geodesic Information Systems Ltd.	N.M.	2
Jet Airways (India) Limited	41	1,196	A
Transgene Biotek Limited	246	507	A

		1,705

Ireland — 1.9%
Allied Irish Banks plc (AIB)	83	1,780
Bank of Ireland	84	1,361
Irish Life & Permanent plc	59	1,039

		4,180

Italy — 3.8%
Banca Intesa S.p.A.	121	554
Banca Popolare di Milano Scarl (BPM)	65	644
Banco Popolare di Verona e Novara Scrl	51	860
Davide Campari – Milano S.p.A.	183	1,342
ENI S.p.A.	89	2,301
Fondiaria – Sai S.p.A.	6	162
Italcementi S.p.A.	72	1,125
Mondadori (Arnoldo) Editore S.p.A.	78	742
Pirelli & C. Real Estate S.p.A.	13	778

		8,508

Japan — 20.5%
ACOM CO., LTD.	7	435
ASAHI BREWERIES, LTD.	80	953
Asahi Glass Company, Limited	123	1,293
CANON SALES CO., INC.	70	1,180
CANON, INC.	38	1,980
Chubu Electric Power Company, Incorporated	25	600

Semi-Annual Report to Shareholders

	Shares/Par	Value

Japan — Continued
DAITO TRUST CONSTRUCTION CO., LTD.	22	$805
Diamond Lease Company Limited	7	282
Electric Power Development Co., Ltd.	32	926
EXEDY Corporation	21	365
FUJI ELECTRIC HOLDINGS CO., LTD.	310	945
HINO MOTORS, LTD.	111	644
HONDA MOTOR CO., LTD.	10	483
INPEX CORPORATION	N.M.	147
JAPAN TOBACCO INC.	N.M.	1,882
Jupiter Telecommunications Co., Ltd.	N.M.	84	A
Kobe Steel, Ltd.	385	726
KOYO SEIKO CO., LTD.	51	683
Marubeni Corporation	404	1,388
Mazda Motor Corporation	225	846
Mitsubishi Corporation	42	571
Mitsubishi Electric Corporation	114	604
MITSUBISHI MATERIALS CORPORATION	461	1,089
Mitsubishi Tokyo Financial Group, Inc.	N.M.	424
MITSUI & CO., LTD.	137	1,297
Mitsui Chemicals, Inc.	114	669
Mitsui Mining & Smelting Company, Limited	170	799
Mitsui O.S.K. Lines, Ltd.	70	432
Mitsui Trust Holdings, Inc.	121	1,244
NEC Corporation	134	725
NHK SPRING CO., LTD.	62	523
Nippon Yusen Kabushiki Kaisha	78	449
NITTO DENKO CORPORATION	9	528
NTN CORPORATION	81	435
Oki Electric Industry Company, Limited	313	1,104
ORIX Corporation	14	2,071
RICOH COMPANY, LTD.	25	391
SEGA SAMMY HOLDINGS INC.	9	552
Seiko Epson Corporation	10	334
Sekisui Chemical Co., Ltd.	120	827
Shimadzu Corporation	146	919
Shinsei Bank, Ltd.	88	475

Portfolio of Investments — Continued

International Equity Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par	Value

Japan — Continued
SHOWA SHELL SEKIYU K.K.	51	$508
SUMITOMO CORPORATION	186	1,491
Sumitomo Electric Industries, Ltd.	36	369
SUMITOMO HEAVY INDUSTRIES, LTD.	252	1,211
Sumitomo Metal Industries, Ltd.	332	569
Sumitomo Rubber Industries, Ltd.	59	602
Takeda Pharmaceutical Company Ltd.	36	1,805
TAKEFUJI CORPORATION	17	1,177
THE BANK OF FUKUOKA, LTD.	82	486
The Kansai Electric Power Company, Incorporated	60	1,207
Toyota Motor Corporation	82	2,936
Yamaha Motor Co., Ltd.	40	734

		46,204

Mexico — 0.7%
America Movil S.A. de C.V. – ADR	13	793
Grupo Televisa S.A. – ADR	12	739

		1,532

Netherlands — 5.9%
ASML Holding N.V.	113	1,775	A
Corio N.V.	22	1,250
DSM N.V.	21	1,456
ING Groep N.V.	26	723
Koninklijke (Royal) Philips Electronics N.V.	35	894
Randstad Holdings N.V.	40	1,378
Rodamco Europe N.V.	11	905
Royal Dutch Petroleum Company	50	3,277
Wolters Kluwer N.V.	83	1,584

		13,242

Norway — 0.8%
Orkla ASA	51	1,879

Semi-Annual Report to Shareholders

	Shares/Par	Value

Portugal — 0.3%
Banco Comercial Portugues, S.A.	210	$538
EDP – Energis de Portugal, S.A.	103	258

		796

Russia — 0.3%
AO VimpelCom – ADR	19	643	A

Singapore — 1.3%
Biosensors International Group Ltd.	1,683	679	A
China Flexible Packaging Holdings Limited	730	310
Fraser and Neave Limited	44	410
Keppel Corporation Limited	145	1,076
Neptune Orient Lines Limited	202	453

		2,928

South Africa — 0.5%
ABSA Group Limited	36	441
JD Group Limited	65	624

		1,065

South Korea — 1.2%
GS Engineering & Construction Corp.	25	824
LG Corp.	33	839
Woori Investment & Securities Co., Ltd.	108	1,088

		2,751

Spain — 2.9%
ACS, Actividades de Contruccion y Servicios, S.A.	40	1,119
Banco Santander Central Hispano S.A.	102	1,180
Cortefiel, S.A.	12	273
Telefonica, S.A.	202	3,305
Union Electrica Fenosa S.A.	22	658

		6,535

Sweden — 1.2%
ForeningsSparbanken AB	46	1,001
Getinge AB	40	551

Portfolio of Investments — Continued

International Equity Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par	Value

Sweden — Continued
Nordea AB	65	$590
Volvo AB	12	495

		2,637

Switzerland — 3.9%
Credit Suisse Group	73	2,865
Nestle S.A.	3	846
Novartis AG	55	2,596
Roche Holdings AG	9	1,074
Syngenta AG	4	411	A
UBS AG	13	1,039

		8,831

Taiwan — 0.3%
Siliconware Precision Industries Company – ADR	126	619

United Kingdom — 24.3%
AstraZeneca Group plc	50	2,086
Aviva plc	112	1,249
BAE Systems plc	238	1,223
Balfour Beatty plc	92	545
Barclays plc	108	1,075
Barratt Developments plc	24	307
Boots Group plc	66	715
BP Amoco plc	432	4,499
British Airways plc	150	708	A
British American Tobacco plc	61	1,183
BT Group plc	497	2,049
Cable & Wireless plc	305	813
Centrica plc	248	1,030
Close Brothers Group plc	40	521
Diageo plc	44	653
EMAP plc	31	438
Enterprise Inns plc	68	1,011
Friends Provident plc	463	1,511
GlaxoSmithKline plc	85	2,059

Semi-Annual Report to Shareholders

	Shares/Par	Value

United Kingdom — Continued
Greene King plc	31	$700
Hanson plc	140	1,346
HBOS plc	202	3,109
Hilton Group plc	111	567
HSBC Holdings plc	145	2,309
Imperial Chemical Industries plc	369	1,677
Marks & Spencer Group plc	79	513
Northern Rock plc	106	1,503
Persimmon plc	100	1,401
Pilkington plc	489	1,049
Rio Tinto plc	42	1,273
Rolls-Royce Group plc	149	768	A
Royal Bank of Scotland Group plc	127	3,822
Schroders plc	47	641
Shell Transport & Trading Company plc	398	3,869
Stagecoach Group plc	328	693
Tesco plc	204	1,168
Travis Perkins plc	25	778
Vodafone Group plc	945	2,302
Wolseley plc	25	515
Wolverhampton & Dudley Breweries plc	47	975

		54,653

Total Common Stock and Equity Interests (Identified Cost — $195,166)		221,309

Repurchase Agreements — 2.0%
Bank of America
3.35%, dated 6/30/05, to be repurchased at $2,200 on 7/1/05 (Collateral: $2,265 Fannie Mae discount notes, due 9/14/05, value $2,247)	$2,200	2,200

Portfolio of Investments — Continued

International Equity Trust — Continued

Semi-Annual Report to Shareholders

	Shares/Par	Value

Repurchase Agreements — Continued

Goldman, Sachs & Company
3.37%, dated 6/30/05, to be repurchased at $2,200 on 7/1/05 (Collateral: $2,204 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $2,253)	$2,199	$2,199

Total Repurchase Agreements (Identified Cost — $4,399)		4,399

Total Investments — 100.4% (Identified Cost — $199,565)		225,708
Other Assets Less Liabilities — (0.4)%		(856)

Net Assets — 100.0%		$224,852

A	Non-income producing.

N.M. — Not meaningful.

ADR — American Depository Receipt.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

International Equity Trust

June 30, 2005 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $195,166)		$221,309
Short-term securities at value (Identified Cost — $4,399)		4,399
Cash and foreign currencies		692
Receivable for fund shares sold		162
Receivable for securities sold		668
Dividend and interest income receivable		559
Other assets		38

Total assets		227,827

Liabilities:
Payable for fund shares repurchased	$242
Payable for securities purchased	2,330
Accrued management fees	138
Accrued distribution and service fees	167
Accrued expenses	79
Payable for foreign capital gain taxes	19

Total liabilities		2,975

Net Assets		$224,852

Net assets consist of:

Accumulated paid-in-capital applicable to:
14,359 Primary Class shares outstanding		$206,459
1,026 Financial Intermediary Class shares outstanding		9,582
1,123 Institutional Class shares outstanding		16,871
Undistributed net investment income		1,767
Accumulated net realized loss on investments and foreign currency transactions		(35,946)
Unrealized appreciation of investments and foreign currency translations		26,119

Net Assets		$224,852

Net Asset Value Per Share:
Primary Class		$13.57

Financial Intermediary Class		$13.99

Institutional Class		$13.98

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

International Equity Trust

For the Six Months Ended June 30, 2005 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$4,354
Interest	102
Less foreign tax withheld	(510)

Total income			$3,946

Expenses:
Management fee	804

Distribution and service fees:
Primary Class	949
Financial Intermediary Class	18
Audit and legal fees	34
Custodian fee	115
Directors’ fees and expenses	8
Registration fees	26
Reports to shareholders	31

Transfer agent and shareholder servicing expense:
Primary Class	104
Financial Intermediary Class	1
Institutional Class	18
Other expenses	43

	2,151
Less fees waived	(10)

Total expenses, net of waivers			2,141

Net Investment Income			1,805

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on:
Investments	14,987
Foreign currency transactions	(35)

			14,952

Change in unrealized appreciation/(depreciation) of:
Investments and foreign currency translations	(15,880	) A
Assets and liabilities denominated in foreign currencies	(23)

			(15,903)

Net Realized and Unrealized Gain/(Loss) on Investments			(951)

Change in Net Assets Resulting From Operations			$854

A	Net of foreign taxes of $19. See Note 1 to the financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

International Equity Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/05	12/31/04

	(Unaudited)

Change in Net Assets:
Net investment income	$1,805	$566
Net realized gain on investments and foreign currency transactions	14,952	21,824
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(15,903)	11,514

Change in net assets resulting from operations	854	33,904

Distributions to shareholders from net investment income:
Primary Class	(68)	(308)
Financial Intermediary Class	(61)	(80)
Institutional Class	(93)	(53)

Change in net assets from Fund share transactions:
Primary Class	13,353	21,609
Financial Intermediary Class	631	(1,116)
Institutional Class	7,093	3,751

Change in net assets	21,709	57,707

Net Assets:
Beginning of period	203,143	145,436

End of period	$224,852	$203,143

Undistributed net investment income	$1,767	$184

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

International Equity Trust

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004		2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$13.52		$11.21		$8.02		$9.19		$11.35		$14.23

Investment operations:
Net investment income/(loss)	.10		.02	A	.03	A	.02	A	(.07	) A	(.11)
Net realized and unrealized gain/(loss) on investments, options, futures and foreign currency transactions	(.05)		2.31		3.16		(1.19)		(2.09)		(2.58)

Total from investment operations	.05		2.33		3.19		(1.17)		(2.16)		(2.69)

Distributions:
From net investment income	(.005)		(.02)		(.003)		—		—		—
From net realized gain on investments	—		—		—		—		—		(.19)

Total distributions	(.005)		(.02)		(.003)		—		—		(.19)

Net asset value, end of period	$13.57		$13.52		$11.21		$8.02		$9.19		$11.35

Ratios/supplemental data:
Total return	.40	%B	20.86%		39.82%		(12.73)%		(19.03)%		(19.10)%
Expenses to average net assets	2.10	%C	2.13	% A	2.25	% A	2.25	% A	2.25	% A	2.12%
Net investment income/(loss) to average net assets	1.58	%C	.25	%A	.42	%A	.23	% A	(.41	)% A	(.65)%
Portfolio turnover rate	53.8	%B	114.7%		130.9%		109.1%		202.1%		192.6%
Net assets, end of period (in thousands)	$194,801		$180,864		$129,535		$81,032		$107,243		$181,500

A	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.10% until April 30, 2006. Prior to April 1, 2004, the voluntary expense limitation was 2.25% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2004, 2.18%; 2003, 2.39%; 2002, 2.40%; and 2001, 2.27%.

B	Not annualized.
C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	Six Months
	Ended		Year Ended		Period Ended
	June 30, 2005		December 31, 2004		December 31, 2003D

	(Unaudited)
Net asset value, beginning of period	$13.94		$11.53		$ 9.03

Investment operations:
Net investment income/(loss)	.16	E	.11	E	.01	E
Net realized and unrealized gain/(loss) on investments, options, futures and foreign currency transactions	(.05)		2.38		2.59

Total from investment operations	.11		2.49		2.60

Distributions:
From net investment income	(.06)		(.08)		(.10)

Total distributions	(.06)		(.08)		(.10)

Net asset value, end of period	$13.99		$13.94		$11.53

Ratios/supplemental data:
Total return	.79	%B	21.72%		29.12	%B
Expenses to average net assets	1.35	%C,E	1.39	%C	1.50	%C,E
Net investment income/(loss) to average net assets	2.30	%C,E	1.00	%C	.54	%C,E
Portfolio turnover rate	53.8	%B	114.7%		130.9%
Net assets, end of period (in thousands)	$14,350		$13,661		$12,357

D	For the period May 16, 2003 (commencement of operations) to December 31, 2003.

E	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.35% until April 30, 2006. Prior to April 1, 2004, the voluntary expense limitation was 1.50%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2005, 1.50%; for the year ended December 31, 2004, 1.55%; and for the period ended December 31, 2003, 1.72%.

See notes to financial statements.

Financial Highlights — Continued

International Equity Trust — Continued

Semi-Annual Report to Shareholders

Institutional Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2005		2004	2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$13.98		$11.56	$8.27		$9.40		$11.49		$14.26

Investment operations:
Net investment income/(loss)	.15		.14	.07	F,G	.09	F,G	.01	F	(.01)
Net realized and unrealized gain/(loss) on investments, options, futures and foreign currency transactions	(.03)		2.39	3.32		(1.22)		(2.10)		(2.57)

Total from investment operations	.12		2.53	3.39		(1.13)		(2.09)		(2.58)

Distributions:
From net investment income	(.12)		(.11)	(.10)		—		—		—
From net realized gain on investments	—		—	—		—		—		(.19)

Total distributions	(.12)		(.11)	(.10)		—		—		(.19)

Net asset value, end of period	$13.98		$13.98	$11.56		$8.27		$9.40		$11.49

Ratios/supplemental data:
Total return	.85	%B	22.06%	41.32%		(12.02)%		(18.19)%		(18.28)%
Expenses to average net assets	1.00	%C	1.07%	1.25	% F	1.25	% F	1.25%		1.20%
Net investment income/(loss) to average net assets	2.76	%C	1.29%	.75	% F	.99	% F	.67	% F	.17%
Portfolio turnover rate	53.8	%B	114.7%	130.9%		109.1%		202.1%		192.6%
Net assets, end of period (in thousands)	$15,701		$8,618	$3,544		$134		$85		$70

F	Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.10% until April 30, 2005. Prior to April 1, 2004, the voluntary expense limitation was 1.25% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 1.36%; 2002, 1.37%; and 2001, 1.27%.

G	Computed using average daily shares outstanding.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Global Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

   The Legg Mason Global Trust, Inc. (“Corporation”), consisting of the Emerging Markets Trust (“Emerging Markets”), Global Income Trust (“Global Income”) and the International Equity Trust (“International Equity”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end investment company. Emerging Markets and International Equity are diversified; Global Income is non-diversified.
   Each Fund has at least two authorized classes of shares: Primary Class and Institutional Class. The Institutional Class of Global Income has not commenced operations. Emerging Markets and International Equity have an additional authorized class of shares: Financial Intermediary Class. The Financial Intermediary Class of Emerging Markets has not commenced operations. The income and expenses of International Equity are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service.
   Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Semi-Annual Report to Shareholders

   Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.
   For the six months ended June 30, 2005, security transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales

	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other

Emerging Markets	$—	$114,035	$—	$100,815
Global Income	30,022	20,475	25,422	18,327
International Equity	—	136,158	—	113,398

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities for each fund.

Repurchase Agreements

   The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of

Semi-Annual Report to Shareholders

a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. Each Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Compensating Balance Credits

   The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the six months ended June 30, 2005, each of the Funds earned compensating balance credits of less than $1.

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, which are calculated at the class level, if available, will be paid monthly for Global Income, and annually for Emerging Markets and International Equity. Net capital gain distributions are calculated at the composite level. Each fund distributes substantially all its net capital gain, if any, annually in June. If necessary, a second distribution on such gains will be paid in December to avoid imposition of a federal excise tax. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within a Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

   Each Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by each Fund and withheld from dividend and interest income.
   Gains realized upon disposition of Indian and Thai securities held by each Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to the repatriation of sales proceeds. As of June 30, 2005, there were deferred tax liabilities accrued on unrealized gains of $93 and $19 for Emerging Markets and International Equity, respectively.

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Semi-Annual Report to Shareholders

Other

   In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gain to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

3. Options and Futures:

   As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

Semi-Annual Report to Shareholders

   When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:

The option expires	Realize a loss in the amount of the cost of the option.

The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.

The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.

The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:

The option expires	Realize a gain equal to the amount of the premium received.

The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.

A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of the sale will be increased by the premium originally received when the option was written.

A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

   The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Semi-Annual Report to Shareholders

value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
   Activity in written call and put options during the six months ended June 30, 2005, was:

	Calls		Puts

	Actual		Actual
Global Income	Contracts	PremiumsA	Contracts	PremiumsA

Options outstanding, December 31, 2004	—	$—	—	$—
Options written	100,000	258	—	—
Options closed	—	—	—	—
Options expired	—	—	—	—
Options exercised	—	—	—	—

Options outstanding, June 30, 2005	100,000	$258	—	$—

A	Amounts not in thousands.

   Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by that Fund each day, depending on the daily fluctuation in the value of the contract. For non-U.S. and foreign denominated futures, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

   The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, the risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
   The open futures positions and related appreciation or depreciation at June 30, 2005, for Global Income are listed at the end of its portfolio of investments.

Semi-Annual Report to Shareholders

4. Financial Instruments:

Emerging Market Securities

   Each Fund invests in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries and, with respect to Global Income, by governments of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

   As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
   Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
   The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Semi-Annual Report to Shareholders

   At June 30, 2005, open forward currency exchange contracts (expressed in the contractual currency) were:

Global Income:

	Contract to

					Unrealized
Settlement Date	ReceiveB		DeliverB		Gain/(Loss)

08/10/05	AUD	1,866	USD	1,446	$(29)
08/10/05	EUR	745	AUD	1,225	10
08/10/05	USD	1,343	AUD	1,735	25
08/10/05	CAD	1,094	USD	884	9
08/10/05	USD	929	CAD	1,150	(9)
08/10/05	EUR	745	AUD	1,225	(37)
08/10/05	EUR	52	GBP	35	(1)
08/10/05	EUR	670	HUF	171,360	(56)
08/10/05	EUR	397	JPY	54,210	(35)
08/10/05	EUR	942	PLN	4,011	(69)
08/10/05	EUR	330	SEK	3,010	(29)
08/10/05	EUR	12,748	USD	16,521	(1,087)
08/10/05	HUF	75,650	EUR	299	32
08/10/05	JPY	54,210,000	EUR	1,279	105
08/10/05	USD	27,123	EUR	21,208	1,447
08/10/05	GBP	131	USD	248	(14)
08/10/05	EUR	52	GBP	35	1
08/10/05	USD	1,371	GBP	722	79
08/10/05	HUF	75,650	EUR	299	(25)
08/10/05	HUF	78,224	USD	376	5
08/10/05	EUR	670	HUF	171,360	32
08/10/05	USD	376	HUF	73,333	19
08/10/05	JPY	174,766	EUR	1,279	(72)
08/10/05	JPY	903,783	USD	8,607	(425)
08/10/05	EUR	397	JPY	54,210	25
08/10/05	USD	5,032	JPY	528,453	248
08/10/05	USD	334	NOK	2,093	14
08/10/05	EUR	1,209	PLN	4,011	11
08/10/05	SEK	8,132	USD	1,160	(117)
08/10/05	EUR	330	SEK	3,010	41
08/10/05	USD	1,539	SEK	10,807	153
08/17/05	KRW	268,000	USD	269	(10)

					$241

B	Definitions of currency abbreviations:

AUD — Australian dollar	JPY — Japanese yen	USD — United States dollar
CAD — Canadian dollar	KRW — South Korean won
EUR — Euro	NOK — Norwegian krone
GBP — British pound	PLN — Polish zloty
HUF — Hungarian forint	SEK — Swedish krona

Semi-Annual Report to Shareholders

5. Transactions With Affiliates:

   Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets.
   LMFA currently intends to voluntarily waive fees or reimburse expenses to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of average daily net assets specified below. The voluntary waiver is currently expected to continue until April 30, 2006 but may be terminated at any time. The following chart shows annual rates of management fees, expense limits, and management fees waived for each Fund:

			Six Months Ended
			June 30, 2005

	Management	Expense	Management
Fund	Fee	Limitation	Fees Waived

Emerging Markets
Primary Class	1.00%	2.25%	$156
Institutional	1.00%	1.25%	—	A
Global Income
Primary Class	0.75%	1.40%	105
International Equity
Primary Class	0.75%	2.10%	—
Financial Intermediary Class	0.75%	1.35%	—
Institutional Class	0.75%	1.10%	—

   Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to Emerging Markets and International Equity. Batterymarch is responsible for the actual investment activity of these Funds. LMFA pays Batterymarch a fee for its services at an annual rate equal to 75% of the fee received from Emerging Markets and 66 2/3% of the fee received by LMFA from International Equity.

   Western Asset Management Company (“WAM”) serves as investment adviser to Global Income. WAM is responsible for the actual investment activity of the Fund, for which LMFA pays a fee at an annual rate equal to 53 1/3% of the fee received by LMFA from Global Income.

A	Amount less than $1. The Institutional Class commenced operations on June 23, 2005.

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Semi-Annual Report to Shareholders

   Western Asset Management Company Limited (“WAML”) serves as investment sub-adviser to Global Income. WAM (not the Fund) pays WAML a fee at an annual rate equal to 0.20% of the Fund’s average daily net assets, net of any waivers. LMFA pays WAML a sub-administration fee at an annual rate equal to 0.10% of the Fund’s average daily net assets, net of any waivers.
   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the NYSE, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund’s respective Class’s average daily net assets, calculated daily and payable monthly, as follows:

			Six Months Ended
			June 30, 2005

			Distribution
	Distribution	Service	Fees
	Fee	Fee	Waived

Emerging Markets
Primary Class	0.75%	0.25%	$89
Global Income
Primary Class	0.50%	0.25%	57
International Equity
Primary Class	0.75%	0.25%	—
Financial Intermediary	—	0.25%	10

   No brokerage commissions were paid by the Funds to Legg Mason or its affiliates during the six months ended June 30, 2005. LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended June 30, 2005: Emerging Markets, $21; Global Income, $8; and International Equity, $31.

   LMFA, Batterymarch, WAM, WAML, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.
   Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

6. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes.

Semi-Annual Report to Shareholders

Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. None of the Funds utilized the line of credit during the six months ended June 30, 2005.

7. Fund Share Transactions:

   At June 30, 2005, there were 125,000 shares authorized at $.001 par value for all active classes of Emerging Markets and Global Income. At June 30, 2005, there were 125,000 shares authorized at $.001 par value for the Primary and Institutional Classes of International Equity, and 100,000 shares authorized at $.001 par value for its Financial Intermediary Class. Share transactions were:

	Emerging Markets Trust			Global Income

	Primary Class		Institutional Class	Primary Class

	Six Months	Year	Period	Six Months	Year
	Ended	Ended	Ended	Ended	Ended
	06/30/05	12/31/04	06/30/05C	6/30/05	12/31/04

Shares:
Sold	1,213	2,815	269	502	891
Reinvestment of Dividends	317	493	—	60	124
Repurchased	(958)	(1,121)	—	(532)	(1,167)

Net Change	572	2,187	269	30	(152)

Amount:
Sold	$20,687	$42,838	$4,551	$4,586	$7,862
Reinvestment of Dividends	5,317	7,627	—	542	1,091
Repurchased	(16,092)	(16,389)	—	(4,853)	(10,249)

Net Change	$9,912	$34,076	$4,551	$275	$(1,296)

C	For the period June 23, 2005 (commencement of operations) to June 30, 2005.

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Semi-Annual Report to Shareholders

	International Equity

	Primary Class		Financial Intermediary		Institutional Class

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/05	12/31/04	6/30/05	12/31/04	6/30/05	12/31/04

Shares:
Sold	2,223	3,602	98	53	566	494
Reinvestment of Dividends	5	26	4	6	7	4
Repurchased	(1,244)	(1,804)	(55)	(150)	(67)	(188)

Net Change	984	1,824	47	(91)	506	310

Amount:
Sold	$30,136	$42,412	$1,349	$646	$7,932	$6,008
Reinvestment of Dividends	65	298	53	67	93	50
Repurchased	(16,848)	(21,101)	(771)	(1,829)	(932)	(2,307)

Net Change	$13,353	$21,609	$631	$(1,116)	$7,093	$3,751

Fund Information

Investment Advisers

   For Emerging Markets Trust and International Equity Trust:
      Batterymarch Financial Management, Inc.
      Boston, MA

   For Global Income Trust:
      Western Asset Management Company
      Pasadena, CA

Investment Sub-Adviser

   For Global Income Trust:
      Western Asset Management Company Limited
      London, England

Investment Manager

   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman
   Mark R. Fetting, President
   Dr. Ruby P. Hearn
   Arnold L. Lehman
   Robin J.W. Masters
   Dr. Jill E. McGovern
   Arthur S. Mehlman
   G. Peter O’Brien
   S. Ford Rowan
   Robert M. Tarola

Officers

   Marie K. Karpinski, Vice President and Treasurer
   Gregory T. Merz, Vice President and Chief Legal Officer
   Amy M. Olmert, Vice President and Chief Compliance Officer
   Richard M. Wachterman, Secretary
   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services
   Braintree, MA

Custodian

   State Street Bank & Trust Company
   Boston, MA

Counsel

   Kirkpatrick & Lockhart Nicholson Graham LLP
   Washington, DC

Independent Registered Public Accounting Firm

   PricewaterhouseCoopers LLP
   Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Money Market Funds
Cash Reserve Trust
Tax-Exempt Trust
U.S. Government Money Market Portfolio	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Funds’ website at www.leggmasonfunds.com/aboutlmf.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Legg Mason fund, call your Legg Mason Financial Advisor, call 1-800-577-8589, or visit www.leggmasonfunds.com. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-042

Item 2. Code of Ethics.
              Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
              Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
              Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
              Not applicable.
Item 6. Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
              Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
              Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
              Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
              Not applicable.
Item 11. Controls and Procedures.
                (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding the required disclosures.
                (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
                (a) (1) Not applicable for semi-annual reports.
(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Global Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: August 24, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: August 24, 2005
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer, Legg Mason Global Trust, Inc.
Date: August 24, 2005